OneMain Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	Amounts

Cash consideration	$4,478
Fair value of assets acquired:
Cash and cash equivalents (a)	958
Investment securities	1,294
Personal loans	8,801
Intangibles (b)	555
Other assets (c)	247
Fair value of liabilities assumed:
Long-term debt	(7,725)
Unearned premium, insurance policy and claims reserves (d)	(936)
Other liabilities (e)	(156)
Goodwill (f)	$1,440

(a)	Cash and cash equivalents includes restricted cash and cash equivalents.

(b)	Goodwill and intangibles were recorded at OMFH subsidiary level.

(c)	Other assets consist of deferred tax assets, premises and equipment, and other acquired assets.

(d)	Unearned premium, insurance policy and claims reserves includes $409 million related to unearned premium and claims reserves, which is presented as a contra-asset on the balance sheet.

(e)	Other liabilities consist of accounts payable, accrued expenses, and other assumed liabilities.

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination
In connection with the allocation of the purchase price, we identified the following intangible assets:

(dollars in millions)	Amount	Estimated Useful Life

Trade names	$220	Indefinite
Customer relationships	205	6 years
Value of business acquired (“VOBA”)	105	5-30 years
Licenses	25	Indefinite
Total	$555

Business Acquisition, Pro Forma Information
Interest income and net loss of OMFH subsequent to the effective closing date of the acquisition of October 31, 2015 were as follows:

(dollars in millions)
Two Months Ended December 31,	2015

Interest income	$252
Net loss	(171)
The following table presents the unaudited pro forma financial information:

(dollars in millions)
Years Ended December 31,	2015	2014

Interest income	$3,237	$3,124
Net income (loss) attributable to OneMain Holdings, Inc.	(110)	103